Cover Cover	Jul. 27, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 27, 2020
Entity Registrant Name	HOMESTREET, INC.
Entity Incorporation, State or Country Code	WA
Entity File Number	001-35424
Entity Tax Identification Number	91-0186600
Entity Address, Address Line One	601 Union Street
Entity Address, Address Line Two	Ste. 2000
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	206
Local Phone Number	623-3050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	HMST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001518715
Amendment Flag	false